CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Details) (USD $)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended								1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 29, 2009	Jun. 30, 2012 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Feb. 08, 2013 Former President and CEO, David C. Bupp [Member]	Dec. 31, 2011 Former President and CEO, David C. Bupp [Member]	Apr. 30, 2011 Former President and CEO, David C. Bupp [Member]	Mar. 31, 2013 Former President and CEO, David C. Bupp [Member]	Sep. 26, 2012 Former President and CEO, David C. Bupp [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]	May 20, 2010 One Year Extension In Line Of Credit [Member]	Jun. 30, 2011 Line of Credit [Member]	Feb. 28, 2011 Reduction In Principal Amount Of Line Of Credit [Member]	Feb. 28, 2013 Reduction In Principal Amount Of Line Of Credit [Member]	Feb. 28, 2011 Remaining Principal In Line Of Credit Conversion [Member]	Mar. 09, 2012 Six Month Convertible Third Party [Member]	Feb. 28, 2013 Six Month Convertible Third Party [Member]	Aug. 31, 2012 Six Month Convertible Third Party [Member]	Mar. 31, 2013 Six Month Convertible Third Party [Member]	Jun. 30, 2012 Six Month Convertible Third Party [Member]	Mar. 10, 2012 Director [Member]	Mar. 31, 2013 Director [Member]	Jun. 30, 2012 Director [Member]	Sep. 30, 2012 Principal Stockholder [Member]	Mar. 29, 2012 Principal Stockholder [Member]	Sep. 28, 2012 Principal Stockholder [Member]	Jun. 30, 2012 Principal Stockholder [Member]	Sep. 30, 2012 One-Year Convertible Note Cancelling March 9, 2012 Note [Member]	Sep. 30, 2012 One-Year Convertible Cancelling March 10, 2012 Note [Member]
Debt Conversion [Line Items]
Line of credit, borrowing capacity	$ 1,997,483														$ 2,500,000
Debt, interest rate	7.50%	10.00%													5.00%		0.70%				5.00%				5.00%								5.00%					5.00%				5.00%			12.00%	12.00%
Shares issued for debt	210,226																													892,857				205,000							665,992
Number of shares callable by warrants												120,000		180,000																1,000,000		300,000
Exercise price of shares called by warrants					1.60		1.60				1.25	1.25	1.25	1.25																1.25		1.75
Debt conversion, cash payment amount																												60,000
Debt conversion, line of credit, amount		275,000	206,640	179,375																										1,000,000		1,497,483									322,996
Value of shares issued			150,000																									59,865				1.12
Volatility of common stock																												98.66%
Expected term (in years)																												2 years
Convertible note, conversion price	$ 0.35	$ 0.35	$ 0.5	$ 0.5	$ 1.25		$ 1.25																										$ 0.5	$ 0.35				$ 0.5				$ 0.5			$ 0.5	$ 0.5
Loss on extinguishment of debt	42,040				(21,311)		(21,311)			(267,390)
Interest accrued	73,579															27,130		2,372								2,372																74,874
Interest expense					96,514	40,397	399,119	78,884	280,305	387,254																			277,199					(29,400)	4,375	(7,036)			(5,802)			8,121
Debt discount		25,000	60,109	4,375																													84,562	86,100				63,038				199,798			35,138	24,971
Debt instrument, face amount	250,000	23,571		106,600																											275,000		107,625	102,500				75,000				332,996			120,540	86,100
Proceeds from the issuance of 5.0% convertible notes		250,000	184,500	175,000																													105,000	49,200				76,875				250,000
Amortization of beneficial conversion feature related to convertible notes	1,141,420								193,044																									7,820	106,600	53,668	52,157		37,996	38,792			97,703	102,094	53,668	31,839
Amortization of original issue discounts related to convertible notes	62,180								6,924																									92,250			1,620			1,154			3,972	4,150	5,301	3,527
Proceeds from convertible notes with related parties							500,000	325,000	89,380								10,000				29,380				50,000
Repayments of related party debt							84,219		(105,000)									9,839	6,200			5,000	29,380	3,000		50,000	20,000
Granted, exercise price					$ 1.25															$ 0.39
Common stock shares granted					1,395,000															112,500
Compensation cost increase																									$ 15,067